COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2017 are as follows:

Years ending March 31,	(Yen in millions)
2018	¥5,761
2019	3,736
2020	2,613
2021	1,481
2022	995
2023 and thereafter	853

¥15,439